UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Laidlaw Group, LLC
Address: 2 Depot Plaza, Suite 202C
Bedford Hills, NY 10507
13F File Number: 28-13641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and the it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name: Ben Connard
Title: Analyst
Phone: 914-767-0650
Signature, 	Place, 		and Date of Signing
Ben Connard 	Bedford Hills, NY 	April 19, 2011
Report Type: (Check only one):

[ X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: 140241

List of Other Included Managers:

No. 13F File Number Name

FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS	CUSIP           (x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
3M Company                      	COM		88579y101       $3,716	39,747	SH	0	SOLE		39,747
ABB Ltd                         	COM		375204		$3,909	161,580	SH	0	SOLE		161,580
Apache Corp                     	COM		37411105	$3,272	24,995	SH	0	SOLE		24,995
AT&T Corp                       	COM		00206R102       $225	7,340	SH	0	SOLE		7,340
Atrion Corp                     	COM		49904105	$220	1,259	SH	0	SOLE		1,259
Automatic Data Processing       	COM		53015103	$3,133	61,052	SH	0	SOLE		61,052
Belden Inc                      	COM		77454106	$221	5,875	SH	0	SOLE		5,875
Berkshire Hathaway Inc Cl       	COM		84670108	$376	3	SH	0	SOLE		3
Brown-Forman Corp               	COM		115637209	$2,852	41,762	SH	0	SOLE		41,762
Celgene Corp                    	COM		151020104	$340	5,908	SH	0	SOLE		5,908
Chevron Corp                    	COM		166764100	$1,148	10,684	SH	0	SOLE		10,684
China Mediaexpress Hldgs        	COM		169442100	$594	50,005	SH	0	SOLE		50,005
Cisco Systems Inc               	COM		17275R102       $2,385	139,065	SH	0	SOLE		139,065
CME Group Inc                   	COM		12572Q105       $2,592	8,595	SH	0	SOLE		8,595
Companhia De Bebidas ADR        	COM		20441W203       $3,701	130,720	SH	0	SOLE		130,720
Danaher Corp                    	COM		235851102	$4,277	82,410	SH	0	SOLE		82,410
Dominion Resources Inc          	COM		25746U109       $234	5,242	SH	0	SOLE		5,242
Dupont (EI) De Nemours &        	COM		263534109	$527	9,582	SH	0	SOLE		9,582
Enerplus Corp                   	COM		292766102	$382	12,073	SH	0	SOLE		12,073
Equifax Inc                     	COM		294429105	$1,882	48,445	SH	0	SOLE		48,445
Exxon Mobil Corp                	COM		30231G102       $5,450	64,786	SH	0	SOLE		64,786
Fedex Corp                      	COM		31428X106       $3,220	34,425	SH	0	SOLE		34,425
First Community Bancshare       	COM		31983A103       $166	11,730	SH	0	SOLE		11,730
General Electric Co             	COM		369604103	$276	13,775	SH	0	SOLE		13,775
Google Inc                      	COM		38259P508       $3,678	6,269	SH	0	SOLE		6,269
Intel Corp                      	COM		458140100	$2,960	146,686	SH	0	SOLE		146,686
Intl Business Machines Co       	COM		459200101	$865	5,302	SH	0	SOLE		5,302
Johnson & Johnson               	COM		478160104	$793	13,392	SH	0	SOLE		13,392
Laboratory Corp of Americ       	COM		50540R409       $3,377	36,655	SH	0	SOLE		36,655
Landauer Inc                    	COM		51476K103       $564	9,170	SH	0	SOLE		9,170
Microsoft Corp                  	COM		594918104	$3,566	140,434	SH	0	SOLE		140,434
Mocon Inc                       	COM		607494101	$198	13,900	SH	0	SOLE		13,900
Nike Inc Class B                	COM		654106103	$3,329	43,975	SH	0	SOLE		43,975
Noble Corp                      	COM		H5883N103       $2,496	54,710	SH	0	SOLE		54,710
Oracle Corp                     	COM		68389X105       $244	7,293	SH	0	SOLE		7,293
Pfizer Inc                      	COM		717081103	$425	20,948	SH	0	SOLE		20,948
Plum Creek Timber Co Inc        	COM		729251108	$2,682	61,507	SH	0	SOLE		61,507
Procter & Gamble Co             	COM		742718109	$3,364	54,607	SH	0	SOLE		54,607
Qualcomm Inc                    	COM		747525103	$3,312	60,406	SH	0	SOLE		60,406
Schlumberger Ltd                	COM		806857108	$281	3,014	SH	0	SOLE		3,014
SM Energy Co                    	COM		7845L100        $292	3,935	SH	0	SOLE		3,935
Smucker JM Co                   	COM		832696405	$2,698	37,799	SH	0	SOLE		37,799
Southern Co                     	COM		842587107	$3,273	85,894	SH	0	SOLE		85,894
State Street Corp               	COM		857477103	$1,297	28,850	SH	0	SOLE		28,850
Stryker Corp                    	COM		863667101	$2,227	36,625	SH	0	SOLE		36,625
Sysco Corp                      	COM		871829107	$2,729	98,505	SH	0	SOLE		98,505
Tornoto Dominion Bank           	COM		891160509	$3,447	38,905	SH	0	SOLE		38,905
United Guardian Inc             	COM		910571108	$191	12,660	SH	0	SOLE		12,660
Urstadt Biddle Pptys Inc        	COM		917286205	$498	26,200	SH	0	SOLE		26,200
Visa Inc Cl A                   	COM		92826c839       $3,225	43,810	SH	0	SOLE		43,810
iShares DJ US Oil Equip &       	ETF	        464288844     	$432	6,370	SH	0	SOLE		6,370
iShares MSCI Australia In       	ETF		464286103	$1,847	69,370	SH	0	SOLE		69,370
iShares MSCI South Korea        	ETF		464286772	$830	12,900	SH	0	SOLE		12,900
Vanguard MSCI EAFE ETF          	ETF		921943858	$981	26,300	SH	0	SOLE		26,300
Vanguard Total Stock Mark       	ETF		922908769	$360	5,234	SH	0	SOLE		5,234
WisdomTree Emerging Mkts        	ETF		97717W281       $3,551	66,400	SH	0	SOLE		66,400
iShares Barclays 1-3 Year       	ETF		464288646	$7,498	71,796	SH	0	SOLE		71,796
iShares Barclays 1-3 Year       	ETF		464287457	$671	8,015	SH	0	SOLE		8,015
iShares Barclays MBS Fixe       	ETF		464288588	$8,044	76,370	SH	0	SOLE		76,370
iShares Barclays Tips Bon       	ETF		464287176	$11,784	107,951	SH	0	SOLE		107,951
iShares S&P NY AMT-Free M       	ETF		464288323	$333	3,250	SH	0	SOLE		3,250
SPDR Barclays Municipal B       	ETF		78464A458       $3,992	181,520	SH	0	SOLE		181,520
SPDR Nuveen Barclays Capi       	ETF		78464A433       $606	28,725	SH	0	SOLE		28,725
Vanguard Short Term Bond        	ETF		921937207	$380	36,205	SH	0	SOLE		36,205
WisdomTree Emerging Mkts        	ETF		97717X867       $1,823	35,115	SH	0	SOLE		35,115


